SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash and cash equivalents	$ 6,137,689	$ 6,243,029	$ 6,712,880	$ 96,096
Cash on hand and cash held in China's financial institutions amounted	6,137,469	205,462
PRC
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash and cash equivalents	6,137,469	6,243,029
Cash equivalents	0	6,037,567
Restricted cash	6,137,469	6,243,029
UNITED STATES
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash and cash equivalents	$ 220	$ 0